Other operating income/(expense) - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	£ (791)	£ (1,607)	£ (1,058)
Shionogi ViiV healthcare
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	934
Novartis vaccines
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	187
Affinivax
Disclosure of other operating income expense [line items]
Fair value remeasurements on contingent consideration	44
Haleon plc
Disclosure of other operating income expense [line items]
Gain or loss on remeasurement of investments measured at fair value through profit or loss	17
Dividends received	£ 49